SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	Feb. 28, 2022	Mar. 11, 2022
Subsequent Event [Line Items]
Number of share issued	109,215,017
Subsequent Event | American depositary shares
Subsequent Event [Line Items]
Maximum aggregate value during the next 12-month period		$ 70
Subsequent Event | JD.com
Subsequent Event [Line Items]
Aggregate value of shares issued in exchange of resources	$ 546
Approximate percentage of issued and outstanding shares	52.00%